Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Discontinued Operations [Abstract]
Schedule of Assets and Liabilities of the Discontinued Group	The following table presents the major classes of assets and liabilities of the Discontinued Group:
	As of September 30, 2023	As of December 30, 2022
Cash and restricted cash	$—	$305,500
Accounts receivable, net	—	112,444
Prepaid expenses & other current assets	—	578,393
Fixed assets	—	63,764
Capitalized software, net	—	828,555
Intangible assets, net	—	3,241,372
Total assets held for sale	$—	$5,130,028

Accounts payable, accrued expenses and other current liabilities	$—	$1,034,426
Deferred revenue	—	994,713
Deferred revenue, noncurrent	—	217,083
Total liabilities held for sale	$—	$2,246,222
The following table presents the major classes of assets and liabilities of the Discontinued Group:
	As of December 31,
	2022	2021
Cash and restricted cash	$305,500	$1,354,899
Accounts receivable, net	112,444	530,086
Prepaid expenses & other current assets	578,393	258,042
Fixed assets	63,764	87,123
Capitalized software, net	828,555	371,023
Intangible assets, net	3,241,372	15,056,111
Goodwill	—	14,098,384
Other noncurrent assets	—	9,700
Total assets	$5,130,028	$31,765,368

Accounts payable, accrued expenses and other current liabilities	$1,034,426	$677,747
Deferred revenue	994,713	2,672,019
Deferred revenue, noncurrent	217,083	336,773
Total liabilities	$2,246,222	$3,686,539

Current assets held for sale	$5,130,028	$2,143,027
Noncurrent assets held for sale	—	29,622,341
Total assets held for sale	$5,130,028	$31,765,368

Current liabilities held for sale	$2,246,222	$3,349,766
Noncurrent liabilities held for sale	—	336,773
Total liabilities held for sale	$2,246,222	$3,686,539

Schedule of Operations of the Discontinued Group	The following table summarizes the results of operations of the Discontinued Group:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
Revenue	$—	$2,348,423	$214,346	$7,650,389
Cost of revenue	—	575,076	10,119	1,916,454
Gross profit	—	1,773,347	204,227	5,733,935
Product development	—	414,948	117,500	1,290,618
Sales and marketing	—	928,221	171,753	3,319428
General and administrative	—	(3,006,140)	4,032	(2,596,946)
Depreciation and amortization	—	567,259	24,507	1,619,478
Impairment of long-lived assets	—	—	—	9,037,642
Other expense (income), net	—	(849)	1,833	(304,526)
Gain (loss) from discontinued operations before income taxes	—	2,869,908	(115,398)	(7,240,811)
Income tax benefit	—	—	—	—
Gain (loss) from discontinued operations, net of tax	—	2,869,908	(115,398)	(7,240,811)
Gain on sale of discontinued operations, net of tax	—	—	212,601	—
Net gain (loss) from discontinued operations, net of tax	$—	$2,869,908	$97,203	$(7,720,811)
The following table summarizes the results of operations of the Discontinued Group:
	Year Ended December 31,
	2022	2021
Revenue	$9,453,309	$3,057,877
Cost of revenue	2,418,322	685,603
Gross profit	7,034,987	2,372,274
Research and development	1,807,068	379,943
Sales and marketing	4,166,545	1,399,908
General and administrative	472,479	248,578
Depreciation and amortization	2,212,438	560,599
Impairment of long-lived assets	22,811,310	29,196
Changes in fair value of contingent consideration	(4,016,194)	—
Interest expense	596	794
Loss from discontinued operations before income taxes	(20,419,255)	(246,744)
Income tax benefit	(12,919)	(1,500)
Net loss from discontinued operations, net of tax	$(20,432,174)	$(248,244)